SHARE-BASED COMPENSATION - Schedule Of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of share option activity
Outstanding beginning balance	44,678,228	55,831,980	68,361,198
Granted		120,000
Exercised	(16,686,946)	(10,247,906)	(11,810,406)
Forfeited	(438,672)	(1,025,846)	(718,812)
Outstanding ending balance	27,552,610	44,678,228	55,831,980	68,361,198
Vested and expected to vest as of December 31, 2025	27,552,610
Exercisable as of December 31, 2025	27,407,610
Weighted average exercise price
Outstanding beginning balance	$ 3.11	$ 3.04	$ 2.9
Granted		6.03
Exercised	2.96	2.57	2.16
Forfeited	3.49	4.83	4.09
Outstanding ending balance	3.19	$ 3.11	$ 3.04	$ 2.9
Vested and expected to vest as of December 31, 2025	3.19
Exercisable as of December 31, 2025	$ 3.18
Additional disclosure
Weighted average remaining contractual life of options outstanding	4 years 5 months 26 days	5 years 5 months 8 days	6 years 4 months 2 days	7 years 2 months 23 days
Weighted average remaining contractual life of options vested and expected to vest	4 years 5 months 26 days
Weighted average remaining contractual life of options exercisable	4 years 5 months 19 days
Aggregate intrinsic value of options outstanding	$ 192,823	$ 169,354	$ 294,189	$ 498,336
Aggregate intrinsic value of options vested and expected to vest	192,823
Aggregate intrinsic value of options exercisable	$ 192,202
Weighted average grant-date fair value of options outstanding	$ 3.19	$ 3.25	$ 3.15	$ 2.99
Weighted average grant-date fair value of options vested and expected to vest	3.19
Weighted average grant-date fair value of options exercisable	$ 3.21
Weighted average grant-date fair value of options granted		$ 0.1